Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,941,161,000
Total Fee Amount	268,074.33
Total Offset Amount	0.00
Net Fee	$ 268,074.33
Offset Table N/A	N/A